BANK BORROWINGS (Details Narrative) $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2025 SGD ($)
Short-Term Debt [Line Items]
Short term credit facilities granted			$ 23,500,000
Bank borrowings	$ 13,184	$ 23,333,000	16,953,000
Mr Jison Lim [Member]
Short-Term Debt [Line Items]
Bank borrowings		$ 411,740	$ 749,960
Term Loans [Member]
Short-Term Debt [Line Items]
Annual interest rate	3.00%	3.00%	3.00%
Term of repayments	5 years	5 years